COVER LETTER

August 26, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds

    (1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) is a Preliminary Information Statement pursuant to (1) Rule 20a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), and (2) Section 14(c) of the Securities Exchange Act of 1934 (the “34 Act”), including Rule 14c-101 and Schedule 14A promulgated thereunder.

Please address any questions or comments you may have to the undersigned at (860)-562-2241.

Respectfully submitted,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Premier Funds